Provisions - Summary of Changes in Group's Provisions (Parenthetical) (Detail) - ARS ($) $ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure of Financial Results [line items]
Liabilities associated to assets held for disposal	$ 4,193	$ 0	$ 0
Tax claims reclassified to taxes payable		(75)
Maxus Entities' agreements		2,932
Hydrocarbon Wells Abandonmnet Cost [member]
Disclosure of Financial Results [line items]
Abandonment of hydrocarbon well obligation costs	(4,913)	2,243	(1,281)
Liabilities associated to assets held for disposal	(96)
Hydrocarbon Wells Abandonmnet Cost [member] | Magallanes area [member]
Disclosure of Financial Results [line items]
Abandonment of hydrocarbon well obligation costs		(8)	(226)
Hydrocarbon Wells Abandonmnet Cost [member] | Puesto Cortadera [member]
Disclosure of Financial Results [line items]
Abandonment of hydrocarbon well obligation costs			$ (8)
Other liabilities [member]
Disclosure of Financial Results [line items]
Other liabilities of contractual claims	$ (2,098)	$ (950)